TWO ROADS SHARED TRUST

Anfield Universal Fixed Income Fund

Incorporated herein by reference is the definitive version of the prospectus for the Anfield Universal Fixed Income Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on August 15, 2014 (SEC Accession No. 0000910472-14-003452).